Retirement Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Retirement Plans

Note 11 – Retirement Plans

Defined Benefit Plan

senseFly S.A. sponsors a defined benefit pension plan (the “Defined Benefit Plan”) covering all its employees. The Defined Benefit Plan provides benefits in the event of retirement, death or disability, with benefits based on age and salary. The Defined Benefit Plan is funded through contributions paid by senseFly S.A. and its employees, respectively. The Defined Benefit Plan assets are Groupe Mutuel Prévoyance (“GMP”), which invests these plan assets in cash and cash equivalents, equities, bonds, real estate and alternative investments.

The Projected Benefit Obligation (“PBO”) includes in full the accrued liability for the plan death and disability benefits, irrespective of the extent to which these benefits may be reinsured with an insurer. The actuarial valuations are based on the census data as of December 31, 2022, provided by GMP.

The Company recognizes the overfunded or underfunded status of the Defined Benefit Plan as an asset or liability in its consolidated balance sheets and recognizes changes in the funded status of the Defined Benefit Plan in the year in which the changes occur through accumulated other comprehensive income or loss. The Defined Benefit Plan’s assets and benefit obligations are remeasured as of December 31st each year.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 11 – Retirement Plans- Continued

The net periodic benefit cost of the Defined Benefit Plan for the period from January 1, 2022 through December 31, 2022 was as follows:

2022
Service cost	$392,171
Interest cost	11,412
Expected return on plan assets	(102,712)
Amortization of prior service cost (credit)	(2,074)
(Gain) loss recognized due to settlements and curtailments	(23,862)
Net periodic pension benefit cost	$274,935

The PBO is the present value of benefits earned to date by plan participants, including the effect of assumed future salary increases. The changes in the projected benefit obligation for the period from January 1, 2022 through December 31, 2022 were as follows:

2022
PBO, beginning of period	$4,209,784
Service cost	392,171
Interest cost	11,412
Plan participation contributions	238,623
Actuarial (gains) / losses	(643,244)
Benefits paid through plan assets	229,285
Curtailments, settlements and special contractual termination benefits	(1,077,952)
Foreign currency exchange rate changes	(60,459)
PBO, end of period	3,299,621
Component representing future salary increases	(115,814)
Accumulated benefit obligation (“ABO”), end of period	$3,183,807

For the period from January 1, 2022 through December 31, 2022, the change in fair value of the Pension Plan assets were as follows:

2022
Fair value of plan assets, beginning of period	$3,878,058
Expected return on plan assets	102,712
Gain / (losses) on plan assets	(460,646)
Employer contributions	357,934
Plan participant contributions	238,623
Benefits paid through plan assets	229,285
Settlements	(1,002,215)
Foreign currency exchange rate changes	(47,347)
Fair value of plan assets, end of period	$3,296,404

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 11 – Retirement Plans- Continued

senseFly S.A.’s investment objectives are to ensure that the assets of its Defined Benefit Plan are invested to provide an optimal rate of investment return on the total investment portfolio, consistent with the assumption of a reasonable risk level, and to ensure that pension funds are available to meet the plans’ benefit obligations as they become due. senseFly S.A. believes that a well-diversified investment portfolio will result in the highest attainable investment return with an acceptable level of overall risk. Investment strategies and allocation decisions are also governed by applicable governmental regulatory agencies. senseFly’s investment strategy with respect to the Defined Benefit Plan is to invest in accordance with the following allocation: 27.5% in equities, 35.4% in bonds, 17.3% in real estate, 11.3% in alternative investments and 8.5% in cash and cash equivalents.

The following tables present the fair value of the Defined Benefit Plan assets by major categories and by levels within the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Cash and equivalents	$279,883	$-	$-	$279,883
Equity securities	906,136	-	-	906,136
Bonds	1,167,789	-	-	1,167,789
Real estate	-	570,490	-	570,490
Alternative investments	-	372,105	-	372,105
Total fair value of plan assets	$2,353,808	$942,596	$-	$3,296,404

The following table shows the unfunded status of the Defined Benefit Plan, defined as plan assets less the projected benefit obligation as of December 31, 2022:

Fair value of plan assets	$3,296,404
Less: PBO	(3,299,621)
Underfunded status, end of period	$(3,217)

As of December 31, 2022, the underfunded status is included in other liabilities on the consolidated balance sheet.

The Defined Benefit Plan has a PBO in excess of Defined Benefit Plan assets. For the period from January 1, 2022 through December 31, 2022, the amounts recognized in accumulated other comprehensive loss related to the Defined Benefit Plan were as follows:

2022
Net prior service (cost) / credit	$13,941
Net gain / (loss)	121,498
Accumulated other comprehensive income (loss), net of tax	$135,439

The net prior service credit included in accumulated other comprehensive loss as of December 31, 2022, is expected to be recognized as a component of net periodic benefit cost during the year ending December 31, 2023.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 11 – Retirement Plans- Continued

The actuarial assumptions for the Defined Benefit Plan were as follows:

Benefit obligations:
Discount rate	2.25%
Estimated rate of compensation increase	1.25%
Periodic costs:
Discount rate	2.25%
Estimated rate of compensation increase	1.25%
Expected average rate of return on plan assets	3.85%

The following table shows expected benefit payments from the Defined Benefit Plan for the next five fiscal years and the aggregate five years thereafter:

Year ending December 31:	Expected Plan Benefit Payments
2023	$407,493
2024	391,408
2025	372,105
2026	351,731
2027	331,356
2028-2032	1,380,114
Total expected benefit payments by the plan	$3,234,208

Defined Contribution Plan

The Company sponsors the AgEagle Aerial Systems 401(k) Plan (the “401(k) Plan”) that covers substantially all eligible employees in the United States. The Company matches contributions made by eligible employees, subject to certain percentage limits of the employees’ earnings. For the years ended December 31, 2022 and 2021, the Company’s employer contribution to the 401(k) Plan totaled $149,543 and $11,127, respectively.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021